Transaction costs including legal, financial, audit, US and Canadian regulatory costs - Schedule of transaction costs including legal, audit and US regulatory (Details) - CAD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Transaction Costs Including Legal Audit And United States Regulatory [Line Items]
Transaction costs including legal, audit and US regulatory	$ 535,446	$ 338,675	$ 3,842,734	$ 1,643,592
Transactions Costs [Member]
Transaction Costs Including Legal Audit And United States Regulatory [Line Items]
Consulting and professional fees	456,092	326,392	2,715,001	1,436,217
General expenses	$ 79,354	$ 12,283	$ 1,127,733	$ 207,375